Summary of Warrant Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Options Outstanding	758,125	2,540,000
Exercise Price Outstanding		$ 0.215
Number of Options Exercisable	413,875	1,162,875
Number of Shares, Warrants Outstanding Beginning	1,631,250	1,631,250	1,500,000
Weighted Average Exercise Price, Warrants Outstanding Beginning	$ 4.08	$ 4.08	$ 4.00
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsOutstandingWeightedAverageRemainingContractualTermBeginning]	2 years 4 months 17 days		4 years 5 months 8 days
Aggregate Intrinsic Value, Warrants Outstanding Beginning			$ 6,000,000
Number of Shares, Warrants Granted	1,106,250		131,250
Weighted Average Exercise Price, Warrants Granted	$ 2.64
Number of Shares, Warrants Forfeited
Number of Shares, Warrants Exercised
Number of Shares, Warrants Outstanding Ending	2,737,500	1,631,250	1,631,250
Weighted Average Exercise Price, Warrants Outstanding Ending	$ 3.50	$ 4.08	$ 4.08
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsOutstandingWeightedAverageRemainingContractualTermEnding]	2 years 10 months 20 days	2 years 4 months 17 days	3 years 4 months 17 days
Aggregate Intrinsic Value, Warrants Outstanding Ending
Number of Shares, Warrants Exercisable Ending	2,737,500	1,631,250
Weighted Average Exercise Price, Per Share Exercisable	$ 3.50	$ 4.08
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsOutstandingExercisableWeightedAverageRemainingContractualTerm1]	2 years 10 months 20 days	2 years 4 months 17 days
Aggregate Intrinsic Value, Exercisable
Weighted Average Exercise Price, Warrants Granted			$ 5.00
Number of Shares, Warrants Forfeited
Number of Shares, Warrants Exercisable Ending	2,737,500	1,631,250
Weighted Average Exercise Price, Per Share Exercisable	$ 3.50	$ 4.08
Aggregate Intrinsic Value, Exercisable
Exercise Price Range One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Options Outstanding	20,000	2,505,000
Exercise Price Outstanding	$ 0.210	$ 0.215
Number of Options Exercisable	20,000	1,147,875
Exercise Price Exercisable	$ 0.210	$ 0.215
Exercise Price Range Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Options Outstanding	528,125	35,000
Exercise Price Outstanding	$ 0.215	$ 0.220
Number of Options Exercisable	252,625	15,000
Exercise Price Exercisable	$ 0.215	$ 0.220
Exercise Price Range Three [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Options Outstanding	15,000
Exercise Price Outstanding	$ 0.220
Number of Options Exercisable	2,500
Exercise Price Exercisable	$ 0.220
Exercise Price Rang Four [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Options Outstanding	155,000
Exercise Price Outstanding	$ 0.530
Number of Options Exercisable	98,750
Exercise Price Exercisable	$ 0.530
Exercise Price Rang Five [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Options Outstanding	20,000
Exercise Price Outstanding	$ 2.120
Number of Options Exercisable	20,000
Exercise Price Exercisable	$ 2.120
Exercise Price Rang Six [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Options Outstanding	20,000
Exercise Price Outstanding	$ 3.800
Number of Options Exercisable	20,000
Exercise Price Exercisable	$ 3.800